Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 38,164	$ 17,036	$ 472,697
Accounts receivable	155	7,217	18,212
Inventory	3,464	3,464	3,464
Marketable securities		0	2,955
Note receivable	1,100,000	1,100,000	0
Other receivable		0	475,000
Prepaid expenses and other current assets	56,906	44,880	35,161
Total current assets	1,198,689	1,172,597	1,007,489
Right of use lease	255,393	287,783	344,370
Investments	8,424,000	8,424,000	8,424,000
Total long term assets	8,682,203	8,718,093	8,820,651
Total assets	9,880,892	9,890,690	9,828,140
Current liabilities:
Accounts payable	1,949,045	1,629,803	842,404
Accrued interest	36,445	1,613	1,613
Unearned subscriptions	670,030	928,203	1,295,514
Lease liability right of use, current	69,763	65,389	64,818
Senior secured debenture, net of issuance costs	1,879,523	0
Convertible note	164,000	0
Other note payable, current portion	891	10,592	28,064
Merchant cash advance	15,338	187,921	0
Total current liabilities	6,103,035	4,267,710	2,232,413
Long term liabilities:
Note payable		0	11,550
Lease liability right of use, long term	192,780	228,785	287,417
Total long term liabilities	192,780	228,785	298,967
Commitments and contingencies	0	0	0
Stockholders’ equity
Common stock	3,647	3,538	3,223
Common stock payable		0	0
Treasury stock		0	(27,650)
Additional paid in capital	28,632,680	28,343,505	26,802,808
Accumulated deficit	(25,054,520)	(22,956,118)	(19,484,891)
Total stockholders’ equity	3,585,077	5,394,195	7,296,760
Total liabilities and stockholders’ equity	9,880,892	9,890,690	9,828,140
Long term assets:
Right of use lease	255,393	287,783	344,370
Investments	8,424,000	8,424,000	8,424,000
Total long term assets	8,682,203	8,718,093	8,820,651
Nonrelated Party
Current liabilities:
Advances payable	0	50,000	0
Related Party
Current liabilities:
Advances payable	25,000	101,189	0
Evtec
Current liabilities:
Evtec advances payable	1,293,000	1,293,000	0
Machinery and Equipment
Current assets:
Property and equipment, net	2,810	6,310	52,281
Long term assets:
Property and equipment, net	2,810	6,310	52,281
Undesignated Preferred Stock
Stockholders’ equity
Preferred stock value	0	0	0
Series A Preferred Stock
Stockholders’ equity
Preferred stock value	3,270	3,270	3,270
Series B Preferred Stock
Stockholders’ equity
Preferred stock value	$ 0	$ 0	$ 0